April 5, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Institutional Liquidity Funds

-Dreyfus Treasury and Agency Liquidity Money Market Fund

 1933 Act File No.: 333-220625
 1940 Act File No.: 811-23296
 CIK No.: 0001717375

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 5 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 29, 2021.

Please address any comments or questions to my attention at (212) 922-4219.

Sincerely,

/s/ Teresa X. Vu
Teresa X. Vu
Analyst/Paralegal